Acquisitions	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Acquisitions

The following table presents the acquisitions completed by the Partnership during the years ended December 31, 2011, 2010 and 2009, and details the funding for those acquisitions through borrowings, cash on hand and/or the issuance of Partnership equity:

thousands except unit and	Acquisition	Percentage		Cash	Common	GP Units
percent amounts	Date	Acquired	Borrowings	On Hand	Units Issued	Issued

Chipeta (1)	07/01/09	51%	$101,451	$4,638	351,424	7,172
Granger (2)	01/29/10	100%	210,000	31,680	620,689	12,667
Wattenberg (3)	08/02/10	100%	450,000	23,100	1,048,196	21,392
White Cliffs (4)	09/28/10	10%	—	38,047	—	—
Platte Valley (5)	02/28/11	100%	303,000	602	—	—
Bison (6)	07/08/11	100%	—	25,000	2,950,284	60,210

____________________________________________________________

(1)       The assets acquired from Anadarko include a 51% membership interest in Chipeta, together with an associated NGL pipeline. These assets provide processing and transportation services in the Greater Natural Buttes area in Uintah County, Utah. Chipeta owns a natural gas processing plant with two processing trains: a refrigeration unit and a cryogenic unit. In addition, in November 2009, Chipeta acquired the Natural Buttes plant including a compressor station and processing plant from a third party for $9.1 million, of which $4.5 million was contributed by the noncontrolling interest owners to fund their proportionate share. The 51% membership interest in Chipeta and associated NGL pipeline are referred to collectively as the “Chipeta assets” and the acquisition is referred to as the “Chipeta acquisition.”

(2)       The assets acquired from Anadarko include (i) the Granger gathering system with related compressors and other facilities, and (ii) the Granger complex, consisting of cryogenic trains, a refrigeration train, an NGLs fractionation facility and ancillary equipment. These assets, located in southwestern Wyoming, are referred to collectively as the “Granger assets” and the acquisition as the “Granger acquisition.”

(3)       The assets acquired from Anadarko include the Wattenberg gathering system and related facilities, including the Fort Lupton processing plant. These assets, located in the Denver-Julesburg Basin, north and east of Denver, Colorado, are referred to collectively as the “Wattenberg assets” and the acquisition as the “Wattenberg acquisition.”

(4)       White Cliffs owns a crude oil pipeline that originates in Platteville, Colorado and terminates in Cushing, Oklahoma, which became operational in June 2009. The Partnership's acquisition of the 0.4% interest in White Cliffs and related purchase option from Anadarko combined with the acquisition of an additional 9.6% interest in White Cliffs from a third party, are referred to collectively as the “White Cliffs acquisition.” The Partnership's interest in White Cliffs is referred to as the “White Cliffs investment.”

(5)       The assets acquired from a third party include (i) a natural gas gathering system and related compression and other ancillary equipment, and (ii) cryogenic gas processing facilities. These assets, located in the Denver-Julesburg Basin, are referred to collectively as the “Platte Valley assets” and the acquisition as the “Platte Valley acquisition.” See further information below, including the final allocation of the purchase price in August 2011.

(6)       The Bison gas treating facility acquired from Anadarko is located in the Powder River Basin in northeastern Wyoming, and includes (i) three amine treating units, (ii) compressor units, and (iii) generators. These assets are referred to collectively as the “Bison assets” and the acquisition as the “Bison acquisition.” The Bison assets are the only treating and delivery point into the third-party-owned Bison pipeline. Anadarko began construction of the Bison assets in 2009 and placed them in service in June 2010. See further information below.

Platte Valley acquisition. The Platte Valley acquisition has been accounted for under the acquisition method of accounting. The Platte Valley assets and liabilities were recorded in the consolidated balance sheet at their estimated fair values as of the acquisition date. Results of operations attributable to the Platte Valley assets were included in the Partnership's consolidated statements of income beginning on the acquisition date in the first quarter of 2011.

The table below reflects the final allocation of the purchase price, including a $1.6 million adjustment to intangible assets recorded in August 2011, to the assets acquired and liabilities assumed in the Platte Valley acquisition:

thousands
Property, plant and equipment	$264,521
Intangible assets	53,754
Asset retirement obligations and other liabilities	(16,318)
Total purchase price	$301,957

The purchase price allocation is based on an assessment of the fair value of the assets acquired and liabilities assumed in the Platte Valley acquisition, after consideration of post-closing purchase price adjustments. The fair values of the plant and processing facilities, related equipment, and intangible assets acquired were based on the market, cost and income approaches. The liabilities assumed include certain amounts associated with environmental contingencies estimated by management. All fair-value measurements of assets acquired and liabilities assumed are based on inputs that are not observable in the market and thus represent Level 3 inputs. For more information regarding the intangible assets presented in the table above, see Note 8.

The following table presents the pro forma condensed financial information of the Partnership as if the Platte Valley acquisition had occurred on January 1, 2011:

Year Ended
thousands except per-unit amount	December 31, 2011
Revenues	$839,304
Net income	191,072
Net income attributable to Western Gas Partners, LP	176,969
Net income per common unit – basic and diluted	$1.67

The pro forma information is presented for illustration purposes only and is not necessarily indicative of the operating results that would have occurred had the acquisition been completed at the assumed date, nor is it necessarily indicative of future operating results of the combined entity. The Partnership's pro forma information in the table above includes $83.4 million of revenues and $59.1 million of operating expenses, excluding depreciation, amortization and impairments, attributable to the Platte Valley assets that are included in the Partnership's consolidated statement of income for the year ended December 31, 2011. The pro forma adjustments reflect pre-acquisition results of the Platte Valley assets for January and February 2011, including (a) estimated revenues and expenses; (b) estimated depreciation and amortization based on the purchase price allocated to property, plant and equipment and other intangible assets and estimated useful lives; (c) elimination of $0.7 million of acquisition-related costs; and (d) interest on the Partnership's borrowings under its revolving credit facility to finance the Platte Valley acquisition. The pro forma adjustments include estimates and assumptions based on currently available information. Management believes the estimates and assumptions are reasonable, and the relative effects of the transactions are properly reflected. The pro forma information does not reflect any cost savings or other synergies anticipated as a result of the acquisition, nor any future acquisition related expenses. Pro forma information is not presented for periods ended on or before December 31, 2010, as it is not practical to determine revenues and cost of product for periods prior to January 1, 2011, the effective date of the gathering and processing agreement with the seller.

Bison and MGR acquisitions. On January 13, 2012, the Partnership completed the acquisition of Anadarko's 100% ownership interest in MGR which owns the Red Desert complex, a 22% interest in Rendezvous and related facilities, effective January 1, 2012. The Red Desert complex includes the Patrick Draw processing plant, the Red Desert processing plant, 1,295 miles of gathering lines and related facilities. Rendezvous owns a 338-mile mainline gathering system serving the Jonah and Pinedale Anticline fields in southwestern Wyoming, which delivers gas to the Granger complex and other locations. These assets are referred to collectively as the “MGR assets” and the acquisition as the “MGR acquisition.” Consideration paid includes: (i) $159.6 million of cash on hand, (ii) $299.0 million borrowings on the Partnership's senior unsecured revolving credit facility, and (iii) the issuance of 632,783 common units and 12,914 general partner units.

As transfers of net assets between entities under common control, the Partnership's historical financial statements previously filed with the U.S. Securities and Exchange Commission (“SEC”) have been recast in this Current Report on Form 8-K to include the results attributable to the Bison and MGR assets as if the Partnership owned such assets for all periods presented. The consolidated financial statements for periods prior to the Partnership's acquisition of the Partnership assets have been prepared from Anadarko's historical cost-basis accounts and may not necessarily be indicative of the actual results of operations that would have occurred if the Partnership had owned the assets during the periods reported.

The following tables present the impact to the historical consolidated statements of income attributable to the Bison and MGR assets, including the elimination of intercompany activity between such assets:

	Year Ended December 31, 2010
	Partnership	Bison	MGR
thousands	Historical	Assets	Assets	Eliminations	Combined
Revenues	$503,322	$1,879	$158,135	$(62)	$663,274
Net income (loss)	137,073	(3,194)	23,318	—	157,197

	Year Ended December 31, 2009
	Partnership	Bison	MGR
thousands	Historical	Assets	Assets	Eliminations	Combined
Revenues	$490,546	$—	$129,218	$—	$619,764
Net income (loss)	118,166	(657)	8,986	—	126,495